Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of significant related party transactions
Name of Related Parties	Relationship with the Company
Mr. He Xiaowu	Chief Executive Officer and Chairman of the Board

Sixiang Times (Beijing) Technology Co., Ltd.	Where the Company’s executive is one of the major shareholders

Beijing Junwei Technology Co., Ltd.	Controlling shareholder of SG and HX

Beijing WanPu Century Technology Co Ltd	Subsidiary company of Beijing NQ Mobile Inc., which was holding company of Sixiang Times (Beijing) Technology Co., Ltd

Lavacano Holdings Limited	Where Mr. He Xiaowu acted as director

ENMOLI INC	Where Mr. He Xiaowu acted as director

Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership)	Controlled by a direct relative of CEO

Schedule of significant related party transactions
		For the years ended December 31,
		2019	2020	2021	2021
		RMB	RMB	RMB	USD
Beijing WanPu Century Technology Co Ltd	Market promotion expenses	16	-	-	-

Sixiang Times (Beijing) Technology Co., Ltd.	Rental and service fees	986	2,106	531	83
ENMOLI INC	Interest expense	-	-	480	75
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership)	Interest income	-	-	462	72

Schedule of amount due from or due to related parties
	2020	2021	2021
	RMB	RMB	USD
Amount due from related parties
Lavacano Holdings Limited	7	7	1
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership) . (1)		1,052	165
Total	7	1,059	166